Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Abstract]
2024 (remaining)	$ 674,591
2025	1,304,733	$ 1,332,327
2026	1,032,656	1,304,733
2027	766,969	1,032,656
2028	273,660	766,969
Total	4,052,609	4,710,345
Less: imputed interest	(583,259)	(738,681)
Total operating lease liabilities	$ 3,469,350	$ 3,971,664	$ 2,950,897